Cash Flow Reconciliations (Tables)	6 Months Ended
Jun. 30, 2022
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

		Other		Deferred
		comprehensive	Non-cash	financing costs,
	Cash flows	income	items	assets	Borrowings
January 1, 2021					3,773,221
Proceeds from loans	318,913	—	—	—	318,913
Loan and bond repayments	(266,770)	—	—	—	(266,770)
Additions in deferred loan fees	(4,329)	—	(392)	(1,905)	(6,626)
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 16)	—	—	10,717	—	10,717
Retranslation of the NOK 2024 Bonds in USD	—	(207)	—	—	(207)
June 30, 2021					3,829,248

		Other		Deferred
		comprehensive	Non-cash	financing costs,
	Cash flows	income	items	assets	Borrowings
January 1, 2022					3,658,220
Proceeds from loans and bonds, net of discount	312,638	—	—	—	312,638
Loan and bond repayments	(543,116)	—	—	—	(543,116)
Additions in deferred loan fees	(1,580)	—	(188)	(5,356)	(7,124)
Amortization and write-off of deferred loan/bond issuance costs/premium and discount (Note 16)	—	—	8,337	—	8,337
Retranslation of the NOK 2024 Bonds in USD	—	(11,174)	—	—	(11,174)
June 30, 2022					3,417,781

Schedule of reconciliation of derivatives arising from financing activities

A reconciliation of derivatives arising from financing activities is as follows:

	Other
	comprehensive		Net derivative
	loss	Non-cash items	liabilities
January 1, 2021			107,760
Unrealized gain on derivative financial instruments held for trading (Note 16)	—	(31,457)	(31,457)
Ineffective portion of cash flow hedges (Note 16)	—	(114)	(114)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	310	—	310
June 30, 2021			76,499

	Other
	comprehensive		Net derivative
	loss	Non-cash items	liabilities
January 1, 2022			51,703
Unrealized gain on derivative financial instruments held for trading (Note 16)	—	(59,902)	(59,902)
Ineffective portion of cash flow hedges (Note 16)	—	(752)	(752)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	11,858	—	11,858
June 30, 2022			2,907

Schedule of reconciliation of lease liabilities arising from financing activities

A reconciliation of lease liabilities arising from financing activities is as follows:

	Cash flows	Non-cash items	Lease liabilities
January 1, 2021			196,170
Interest expense on leases (Note 16)	—	4,826	4,826
Additions	—	2,886	2,886
Payments for interest	(4,826)	—	(4,826)
Principal elements of lease payments	(5,498)	—	(5,498)
June 30, 2021			193,558

	Cash flows	Non-cash items	Lease liabilities
January 1, 2022			302,850
Interest expense on leases (Note 16)	—	6,686	6,686
Additions	—	58,147	58,147
Payments for interest	(6,683)	—	(6,683)
Principal elements of lease payments	(18,707)	—	(18,707)
June 30, 2022			342,293